RELATED PARTY TRANSACTION	12 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
19.	RELATED PARTY TRANSACTION

There is no material related party transaction for the years ended March 31, 2010, 2011 and 2012.